RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Minimum Long-Term Contractual Obligations With BBAM LP, Excluding Rent Fees
The Company's minimum long-term contractual obligations with BBAM LP as of December 31, 2015, excluding rent fees, consisted of the following:

	2016	2017	2018	2019	2020	Thereafter	Total
	(Dollars in thousands)
Fixed base fee payments (1)	$2,043	$2,043	$2,043	$2,043	$2,043	$14,391	$24,606
Fixed administrative agency fee payments due by B&B Air Funding (1)	851	851	851	851	851	5,997	10,252
Fixed administrative services fee due under the Term Loan (2)	381	348	295	228	114	240	1,606
Fixed administrative agency fee payments due by other subsidiaries (2)	504	482	424	350	335	928	3,023
Fixed payments for Management Expenses (1)	5,722	5,722	5,722	5,722	5,722	25,752	54,362
Total	$9,501	$9,446	$9,335	$9,194	$9,065	$47,308	$93,849

(1)	Amounts in the table assume Consumer Price Index ("CPI") rates in effect as of December 31, 2015 remain constant in future periods.
(2)	Assumes number of aircraft at December 31, 2015 remains the same for future periods.